INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 5 – INVENTORIES

Inventories are stated at the lower of cost or market value.  Cost is determined on a standard cost basis that approximates the first-in, first-out (FIFO) method.

The consolidated inventories at June 30, 2014 and December 31, 2013 consist of:

Inventories	June 30, 2014	December 31, 2013
Work in process and related capitalized costs	$656,942	$878,956
Deposits on dispensing machines	347,194	138,423
Vaporizers and accessories	456,675	193,575
Dispensing machines	84,500	58,500
Total inventory	$1,545,311	$1,269,454

Note 5 – Inventories

Inventories are stated at the lower of cost or market value.  Cost is determined on a standard cost basis that approximates the first-in, first-out (FIFO) method.

The consolidated inventories at December 31, 2013 and 2012 consist of:

	2013	2012
Work in process and related capitalized costs	$878,956	$275,000
Deposits on dispensing machines	138,423	82,754
Vaporizers and accessories	193,575	-
Dispensing machines	58,500	58,500
Total inventory	$1,269,454	$416,254